HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042                                       HV-5795 - PremierSolutions Standard (Series A)

333-72042                                       HV-6779 - PremierSolutions Standard (Series A-II)

333-151805                               HV-6776 - Premier Innovations(SM)

333-151805                               HV-6778 - Premier Innovations(SM) (Series II)

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Supplement dated August 1, 2014 to your Prospectus

1.  FUND OBJECTIVE CHANGES

(a)  RUSSELL LIFEPOINTS® BALANCED STRATEGY FUND - CLASS R2

Effective August 1, 2014, the investment objective for the Russell LifePoints® Balanced Strategy Fund

Sub-Account is deleted and replaced with:

Seeks to provide above average long term capital appreciation and a moderate level of current income.

(b)  RUSSELL LIFEPOINTS® CONSERVATIVE STRATEGY FUND - CLASS R2

Effective August 1, 2014, the investment objective for the Russell LifePoints® Conservative Strategy Fund

Sub-Account is deleted and replaced with:

Seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.

(c)  RUSSELL LIFEPOINTS® GROWTH STRATEGY FUND - CLASS R2

Effective August 1, 2014, the investment objective for the Russell LifePoints® Growth Strategy Fund

Sub-Account is deleted and replaced with:

Seeks to provide high long term capital appreciation, and as a secondary objective, current income.

(d)  RUSSELL LIFEPOINTS® MODERATE STRATEGY FUND - CLASS R2

Effective August 1, 2014, the investment objective for the Russell LifePoints® Moderate Strategy Fund

Sub-Account is deleted and replaced with:

Seeks to provide current income and moderate long term capital appreciation.

2.  FUND RECLASSIFICATION

At a meeting held on February 25, 2014, the Board of Trustees approved a plan of reclassification pursuant to which the Class R2 Shares of the following funds will be reclassified as Class R4 Shares (the “Reclassification”):

Russell LifePoints® Balanced Strategy Fund

Russell LifePoints® Conservative Strategy Fund

Russell LifePoints® Equity Growth Strategy Fund

Russell LifePoints® Growth Strategy Fund

Russell LifePoints® Moderate Strategy Fund

Each Class R2 Shareholder will receive Class R4 Shares having an aggregate value equal to the aggregate value of Class R2 Shares held by that Shareholder as of the close of business on the day of Reclassification.  The Reclassification is scheduled to close as of the close of trading on the New York Stock Exchange on October 1, 2014 (“Closing Date”).

As a result of the Reclassification, if any of your Participant Account value is allocated to the Class R2 Shares, that amount will be reclassified as Class R4 Shares.  Effective as of the Closing Date, any transaction that includes an allocation to the Class R2 Shares will be allocated automatically to the Class R4 Shares.

Effective as of the Closing Date, all references and information contained in the Prospectus for your Contract related to the Class R2 Shares are deleted and replaced with the Class R4 Shares.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.